Short-Term Investments	6 Months Ended
Apr. 30, 2026
Short-Term Investments [Abstract]
Short-term Investments
3.	Short-term Investments

	October 31, 2025	Additions	Disposals	Changes in fair value	April 30, 2026
Polyrizon Ltd. (1)	$886	$-	$-	$1,420	$2,306
Taurus Gold Corp. (2) – shares and warrants (see also note 11(a))	1,661,521	-	-	(1,304,911)	356,610
Quantum X Labs Inc. (3) – shares and warrants (see also note 11(a))	-	650,001	-	1,168,543	1,818,544
	$1,662,407	$650,001	$-	$(134,948)	$2,177,460

	October 31, 2024	Additions	Disposals	Changes in fair value	October 31, 2025
Polyrizon Ltd. (1)	$289,388	$200,000	$(186,072)	$(302,430)	$886
Taurus Gold Corp. – shares and warrants	-	514,591	-	1,146,930	1,661,521
	$289,388	$714,591	$(186,072)	$844,500	$1,662,407

(1)

On March 31, 2025, the Company subscribed for shares, pre funded warrants and warrants to purchase shares of Polyrizon (“Polyrizon Shares”). As of October 31, 2025 and April 30, 2026, following the exercise and sale of certain Polyrizon Shares, the Company retained a balance of 145 Polyrizon shares.

On November 28, 2025, Polyrizon effected a reverse share split of its ordinary shares at the ratio of 1-for-6, such that each six (6) ordinary shares, no par value, were consolidated into one (1) ordinary share, no par value. All the Polyrizon Shares and price per Polyrizon share information have been retroactively adjusted in these financial statements.

(2)	During October 2025, the Company subscribed for 13,020,000 shares (“Taurus Shares”) and 13,020,000 warrants (“October 2025 Taurus Warrants”) of Taurus Gold Corp. (“Taurus”) at a cost of $466,441. Each October 2025 Taurus Warrant can be exercised into one ordinary share of Taurus at an exercise price of CAD$0.064 per share, subject to certain adjustments, including a cashless exercise mechanism. The October 2025 Taurus Warrants expire on October 31, 2028. The Black-Scholes pricing model was used to measure the October 2025 Taurus Warrants with the following assumptions: share price of CAD$0.03, volatility of 70%, risk-free interest rate of 2.89% and expected life of 2.51 years.

During October 2025, the Company also purchased an additional 111,065 Taurus Shares from a third party investor and paid $48,150.

(3)	On March 4, 2026, the company invested $650,001 in Quantum X Labs Inc. (formerly known as Viewbix Inc.) (“QXL”) and received 371,429 shares (the “QXL Shares”) and 297,143 warrants (the “QXL Warrants”). The QXL Warrants expire on March 5, 2031. The Black-Scholes pricing model was used to measure the QXL Warrants with the following assumptions: share price of $3.11, volatility of 86.35%, risk-free interest rate of 4.02% and expected life of 4.85 years. QXL is an advanced technologies company that combines digital advertising activities with a strategic move into quantum and AI technologies.

The Taurus Shares, Polyrizon Shares and QXL Shares are recorded at fair value in the Company’s Consolidated Statement of Financial Position. The October 2025 Taurus Warrants and QXL Warrants were recorded at their fair value as a derivative asset at the time of the grant and are revalued at the end of each reporting period. The changes in fair value of short-term investment were recorded to the Condensed Interim Consolidated Statements of Operations and Comprehensive Loss.